Other Non-current Assets - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
Deferred offering costs	$ 2,182	$ 2,133
Restricted cash		1,327
Deferred tax asset	533	533
Other Non-current assets	$ 2,715	$ 3,993